ALPS FUND SERVICES, INC.
1290 Broadway, Suite 1100
Denver, Colorado 80203

September 22, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:	Liberty All-Star Equity Fund (811-04809 and 333-145600)

To Whom It May Concern:

On behalf of  the Liberty All-Star Equity Fund (the “Equity Fund”), attached hereto is a preliminary proxy statement pursuant to Schedule 14A that contains a shareholder proposal to consider for approval a new Portfolio Management Agreement for the Equity Fund.

If you have any comments or questions regarding this filing, please contact me at 720.917.0711.

Sincerely,

/s/ Alex J. Marks
Alex J. Marks
Secretary

cc:      Abigail Murray, Vice President and Senior Counsel, ALPS Fund Services, Inc.
Clifford Alexander, K&L Gates LLP